Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Loans Issued and Guarantees Granted (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Loans issued and guarantees granted in € m. Jun 30, 2024 Dec 31, 2023 Loans outstanding, beginning of period 44 119 Net movement in loans during the period 88 (98) Changes in the group of consolidated companies 0 0 Exchange rate changes/other (41) 23 Loans outstanding, end of period1 91 44 Other credit risk related transactions: Allowance for loan losses 0 1 Provision for loan losses 1 0 Guarantees and commitments 3 1 1 Loans past due were € 0 million as of June 30, 2024, and € 0 million as of December 31, 2023. For the total loans the Group held collateral of € 0 million and € 0 million as of June 30, 2024, and December 31, 2023, respectively
Deposits Received (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Deposits received in € m. Jun 30, 2024 Dec 31, 2023 Deposits, beginning of period 33 31 Net movement in deposits during the period (1) 2 Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits, end of period 31 33